Form N-1A Supplement	May 29, 2025
YieldMax BRK.B Option Income Strategy ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Statutory Prospectus,

and Statement of Additional Information (“SAI”),

each dated February 28, 2025

Effective immediately, the Fund’s ticker symbol is changed in accordance with the following chart. Accordingly, all references to the Fund’s ticker symbol in the Prospectus and SAI are hereby amended and restated to reflect the Fund’s new ticker symbol.

Fund Name	Old Ticker Symbol	New Ticker Symbol
YieldMax® BRK.B Option Income Strategy ETF	YBRK	BRKC

Please retain this Supplement for future reference.